UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C. 20549
                                         FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2009

Check here if Amendment    [ ]; Amendment Number:

  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       BAM Offshore Management, LLC
Address:    44 Wall Street, Suite 1603
            New York, NY  10005

Form 13F File Number:  028-13505


     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Hal Mintz
Title:      Managing Member
Phone:      (646) 307-4503

Signature, Place, and Date of Signing:

    /s/ Hal Mintz                   New York, NY           August 14, 2009
    ______________________    _________________________   ___________________
        (Signature]                 [City, State]          [Date]

Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:             121

Form 13F Information Table Value Total:          $95,882 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Name                           Form 13F File Number

1.      Ross Berman                    028-13503
2.      Hal Mintz                      028-13502

                                               FORM 13F INFORMATION TABLE
                                            2ND QUARTER ENDING JUNE 30, 2009

COLUMN 1                     COLUMN 2       COLUMN 3  COLUMN 4   COLUMN 5        COLUMN 6    COLUMN 7    COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP   VALUE     SHRS OR SH/  PUT/  INVESTMENT    OTHER      SOLE   SHARED  NONE
                                                     (X$1000)   PRN AMT PRN CALL   DISCRETION  MANAGERS
-----------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES          COM           002824100   1,976     42,000  SH        DEFINED       1,2                 42,000
ABBOTT LABORATORIES          COM           002824100     349     42,000      PUT   DEFINED       1,2                 42,000
ABERCROMBIE & FITCH CO       COM           002896207      38     11,800      CALL  DEFINED       1,2                 11,800
ABERCROMBIE & FITCH CO       COM           002896207     279     11,000  SH        DEFINED       1,2                 11,000
ABERCROMBIE & FITCH CO       COM           002896207     151     38,200      PUT   DEFINED       1,2                 38,200
AFFYMETRIX INC               COM           00826T108      89     15,000  SH        DEFINED       1,2                 15,000
AMAG PHARMACEUTICALS INC     COM           00163U106     271     25,000      CALL  DEFINED       1,2                 25,000
AMAG PHARMACEUTICALS INC     COM           00163U106   3,866     70,708  SH        DEFINED       1,2                 70,708
AMAG PHARMACEUTICALS INC     COM           00163U106     186     75,000      PUT   DEFINED       1,2                 75,000
AMAZON.COM INC               COM           023135106     541     19,700      CALL  DEFINED       1,2                 19,700
AMAZON.COM INC               COM           023135106     339     39,400      PUT   DEFINED       1,2                 39,400
AMERISOURCEBERGEN CORP       COM           03073E105     766     43,200  SH        DEFINED       1,2                 43,200
AMERISOURCEBERGEN CORP       COM           03073E105     107     43,200      PUT   DEFINED       1,2                 43,200
APACHE CORP                  COM           037411105      99     30,000      CALL  DEFINED       1,2                 30,000
APOLLO GROUP INC             COM           037604105      10     60,000      CALL  DEFINED       1,2                 60,000
APOLLO GROUP INC             COM           037604105     996     14,000  SH        DEFINED       1,2                 14,000
APOLLO GROUP INC             COM           037604105       1     30,000      PUT   DEFINED       1,2                 30,000
ARCHER-DANIELS-MIDLAND CO    COM           039483102   1,231     46,000  SH        DEFINED       1,2                 46,000
ARCHER-DANIELS-MIDLAND CO    COM           039483102      77     85,000      PUT   DEFINED       1,2                 85,000
AT&T INC                     COM           00206R102   1,739     70,000  SH        DEFINED       1,2                 70,000
AT&T INC                     COM           00206R102     203    150,000      PUT   DEFINED       1,2                150,000
BANK OF AMERICA CORP         COM           060505104     108    171,900      CALL  DEFINED       1,2                171,900
BANK OF AMERICA CORP         COM           060505104   3,577    271,000  SH        DEFINED       1,2                271,000
BANK OF AMERICA CORP         COM           060505104      14    300,000      PUT   DEFINED       1,2                300,000
BIOMARIN PHARMACEUTICAL INC  COM           09061G101       5     50,000      CALL  DEFINED       1,2                 50,000
BIOMARIN PHARMACEUTICAL INC  COM           09061G101     781     50,000  SH        DEFINED       1,2                 50,000
BIOMARIN PHARMACEUTICAL INC  COM           09061G101      26     50,000      PUT   DEFINED       1,2                 50,000
BOEING CO/THE                COM           097023105     119     70,000      CALL  DEFINED       1,2                 70,000
CADENCE DESIGN SYSTEMS INC   COM           127387108     186    232,000      CALL  DEFINED       1,2                232,000
CHARLES SCHWAB CORP/THE      COM           808513105     263    250,000      CALL  DEFINED       1,2                250,000
CHEVRON CORP                 COM           166764100     328     80,000      CALL  DEFINED       1,2                 80,000
CLOROX CO                    COM           189054109     118     40,000      CALL  DEFINED       1,2                 40,000
COCA-COLA CO/THE             COM           191216100     234    130,000      CALL  DEFINED       1,2                130,000
COLGATE-PALMOLIVE CO         COM           194162103     194     45,000      CALL  DEFINED       1,2                 45,000
COMPUTER SCIENCES CORP       COM           205363104     270     50,000      CALL  DEFINED       1,2                 50,000
CONSOL ENERGY INC            COM           20854P109     306      9,000  SH        DEFINED       1,2                  9,000
CONSOL ENERGY INC            COM           20854P109      11     25,000      PUT   DEFINED       1,2                 25,000
DOW CHEMICAL CO/THE          COM           260543103      29    105,000      CALL  DEFINED       1,2                105,000
E*TRADE FINANCIAL CORP       COM           269246104     152    842,500      CALL  DEFINED       1,2                842,500
E*TRADE FINANCIAL CORP       COM           269246104      77     60,000  SH        DEFINED       1,2                 60,000
EBAY INC                     COM           278642103     117     55,000      CALL  DEFINED       1,2                 55,000
EBAY INC                     COM           278642103      56     55,000      PUT   DEFINED       1,2                 55,000
ELAN CORP PLC                ADR           284131208       1     50,000      CALL  DEFINED       1,2                 50,000
ELAN CORP PLC                ADR           284131208     171     26,800  SH        DEFINED       1,2                 26,800
ELAN CORP PLC                ADR           284131208      40     50,000      PUT   DEFINED       1,2                 50,000
EXELON CORP                  COM           30161N101     164     40,000      CALL  DEFINED       1,2                 40,000
EXELON CORP                  COM           30161N101      31     20,000      PUT   DEFINED       1,2                 20,000
EXXON MOBIL CORP             COM           30231G102     389    101,000      CALL  DEFINED       1,2                101,000
FNNCL SLCT SCTR SPDR FUND    SBI INT-FINL  81369Y605      96    260,000      CALL  DEFINED       1,2                260,000
FISERV INC                   COM           337738108     323     50,000      CALL  DEFINED       1,2                 50,000
FISERV INC                   COM           337738108      14     20,000      PUT   DEFINED       1,2                 20,000
GENWORTH FINANCIAL INC       COM           37247D106      44    160,000      CALL  DEFINED       1,2                160,000
HARTFORD FINANCIAL SRVCS GRP COM           416515104      81     90,000      CALL  DEFINED       1,2                 90,000
HERBALIFE LTD                COM           G4412G101      38     85,000      PUT   DEFINED       1,2                 85,000
HESS CORP                    COM           42809H107     176     40,000      CALL  DEFINED       1,2                 40,000
ISHARES BRCLYS 20+ YR TRSRY  BRCLYSU20+ YR 464287432     389    175,000      CALL  DEFINED       1,2                175,000
ISHARES MSCI GRMNY INDX FND  MSCI GERMAN   464286806     108      6,000  SH        DEFINED       1,2                  6,000
ISHARES MSCI SKOREA INEX FND MSCI S KOREA  464286772     557     16,000  SH        DEFINED       1,2                 16,000
KIMBERLY-CLARK CORP          COM           494368103     970     18,500  SH        DEFINED       1,2                 18,500
KIMBERLY-CLARK CORP          COM           494368103      88     50,000      PUT   DEFINED       1,2                 50,000
KOHL'S CORP                  COM           500255104     120     40,000      CALL  DEFINED       1,2                 40,000
LBRTRY CORP OF AMRCA HLDNG   COM           50540R409     306     40,000      CALL  DEFINED       1,2                 40,000
LAS VEGAS SANDS CORP         COM           517834107     354     45,000  SH        DEFINED       1,2                 45,000
LAS VEGAS SANDS CORP         COM           517834107       2     95,600      PUT   DEFINED       1,2                 95,600
LOCKHEED MARTIN CORP         COM           539830109     138     30,000      CALL  DEFINED       1,2                 30,000
LOWE'S COS INC               COM           548661107      50     55,000      CALL  DEFINED       1,2                 55,000
MARSH & MCLENNAN COS INC     COM           571748102      39     30,000      CALL  DEFINED       1,2                 30,000
MARSH & MCLENNAN COS INC     COM           571748102      44     30,000      PUT   DEFINED       1,2                 30,000
MERCK & CO INC/NJ            COM           589331107     308     11,000  SH        DEFINED       1,2                 11,000
MERCK & CO INC/NJ            COM           589331107      39     50,000      PUT   DEFINED       1,2                 50,000
MOLSON COORS BREWING CO      COM           60871R209   1,164     27,500  SH        DEFINED       1,2                 27,500
MOLSON COORS BREWING CO      COM           60871R209      77     27,500      PUT   DEFINED       1,2                 27,500
MONSANTO CO                  COM           61166W101       1     42,500      CALL  DEFINED       1,2                 42,500
MONSANTO CO                  COM           61166W101      10     42,500      PUT   DEFINED       1,2                 42,500
MORGAN STANLEY               COM           617446448     670     23,500  SH        DEFINED       1,2                 23,500
MORGAN STANLEY               COM           617446448     165     50,000      PUT   DEFINED       1,2                 50,000
NEWMONT MINING CORP          COM           651639106      70     45,000      CALL  DEFINED       1,2                 45,000
NOBLE ENERGY INC             COM           655044105     223     15,500      CALL  DEFINED       1,2                 15,500
NORFOLK SOUTHERN CORP        COM           655844108      63     50,000      CALL  DEFINED       1,2                 50,000
ORACLE CORP                  COM           68389X105     806    125,000      CALL  DEFINED       1,2                125,000
ORACLE CORP                  COM           68389X105     181    250,000      PUT   DEFINED       1,2                250,000
PALM INC                     COM           696643105      21     25,000      CALL  DEFINED       1,2                 25,000
PALM INC                     COM           696643105     199     12,000  SH        DEFINED       1,2                 12,000
PRICELINE.COM INC            COM           741503403      11     27,000      CALL  DEFINED       1,2                 27,000
PRICELINE.COM INC            COM           741503403     892      8,000  SH        DEFINED       1,2                  8,000
PRICELINE.COM INC            COM           741503403       2     27,000      PUT   DEFINED       1,2                 27,000
PROCTER & GAMBLE CO/THE      COM           742718109      63     70,000      CALL  DEFINED       1,2                 70,000
PROCTER & GAMBLE CO/THE      COM           742718109  27,185    532,000  SH        DEFINED       1,2                532,000
PROCTER & GAMBLE CO/THE      COM           742718109   3,603    550,000      PUT   DEFINED       1,2                550,000
PULTE HOMES INC              COM           745867101     852     96,500  SH        DEFINED       1,2                 96,500
PULTE HOMES INC              COM           745867101     305    165,000      PUT   DEFINED       1,2                165,000
RAMBUS INC                   COM           750917106   1,718    493,800      CALL  DEFINED       1,2                493,800
RAMBUS INC                   COM           750917106     170    100,000      PUT   DEFINED       1,2                100,000
SALESFORCE.COM INC           COM           79466L302     152     40,000      CALL  DEFINED       1,2                 40,000
SAVIENT PHARMACEUTICALS INC  COM           80517Q100     780    200,000      CALL  DEFINED       1,2                200,000
SCHLUMBERGER LTD             COM           806857108   1,326     24,500  SH        DEFINED       1,2                 24,500
SCHLUMBERGER LTD             COM           806857108     364     53,200      PUT   DEFINED       1,2                 53,200
SPDR GOLD TRUST              GOLD SHS      78463V107      58    325,000      CALL  DEFINED       1,2                325,000
SPDR TRUST SERIES 1          UNIT SER 1    78462F103  20,229    220,000  SH        DEFINED       1,2                220,000
SPDR TRUST SERIES 1          UNIT SER 1    78462F103     443    600,000      PUT   DEFINED       1,2                600,000
TARGET CORP                  COM           87612E106   1,460     37,000  SH        DEFINED       1,2                 37,000
TARGET CORP                  COM           87612E106     278     75,000      PUT   DEFINED       1,2                 75,000
TEXAS INSTRUMENTS INC        COM           882508104      68     60,000      CALL  DEFINED       1,2                 60,000
TEXAS INSTRUMENTS INC        COM           882508104     181      8,500  SH        DEFINED       1,2                  8,500
TEXAS INSTRUMENTS INC        COM           882508104     180    130,000      PUT   DEFINED       1,2                130,000
UNITED PARCEL SERVICE INC    COM           911312106     116     35,000      CALL  DEFINED       1,2                 35,000
UNITED PARCEL SERVICE INC    COM           911312106     325      6,500  SH        DEFINED       1,2                  6,500
UNITED PARCEL SERVICE INC    COM           911312106     238     35,000      PUT   DEFINED       1,2                 35,000
US NATURAL GAS FUND LP       UNIT          912318102   1,526    110,000  SH        DEFINED       1,2                110,000
US NATURAL GAS FUND LP       UNIT          912318102      11     30,000      PUT   DEFINED       1,2                 30,000
UNITED THERAPEUTICS CORP     COM           91307C102   2,417     29,000  SH        DEFINED       1,2                 29,000
UNITED THERAPEUTICS CORP     COM           91307C102     290     45,000      PUT   DEFINED       1,2                 45,000
VALERO ENERGY CORP           COM           91913Y100      86    225,000      CALL  DEFINED       1,2                225,000
VULCAN MATERIALS CO          COM           929160109     379    150,000      CALL  DEFINED       1,2                150,000
WALT DISNEY CO/THE           COM           254687106      79     75,000      CALL  DEFINED       1,2                 75,000
WALT DISNEY CO/THE           COM           254687106     385     16,500  SH        DEFINED       1,2                 16,500
WALT DISNEY CO/THE           COM           254687106     206     75,000      PUT   DEFINED       1,2                 75,000
WYNN RESORTS LTD             COM           983134107     102     35,000      CALL  DEFINED       1,2                 35,000
WYNN RESORTS LTD             COM           983134107     124      3,500  SH        DEFINED       1,2                  3,500
WYNN RESORTS LTD             COM           983134107     200     35,000      PUT   DEFINED       1,2                 35,000
YUM! BRANDS INC              COM           988498101      72     53,500      CALL  DEFINED       1,2                 53,500



Notes:

  (1) Information provided in Column 2 refers in each case to the underlying instrument.
  (2) Number of shares provided in Column 5 refers, in the case of options, to the number of shares underlying the options.
  (3) Voting authority in Column 8 refers, in the case of options, to the number of shares underlying the options. It should be noted that unexercised options, and exercised put options, confer no voting authority.